Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	$ 17,146	$ 14,792
Gross carrying amount [member] | USD [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	6,722	5,844
Gross carrying amount [member] | EUR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	56	63
Gross carrying amount [member] | TJLP, TR,IPCA, IGP-M And CDI [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	156	185
Gross carrying amount [member] | Basket Of Currencies And USD LIBOR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	152	152
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	9	9
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	7,683	7,267
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	2,368	1,272
At fair value [member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	17,468	14,854
At fair value [member] | USD [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	7,014	5,922
At fair value [member] | EUR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	58	64
At fair value [member] | TJLP, TR,IPCA, IGP-M And CDI [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	156	185
At fair value [member] | Basket Of Currencies And USD LIBOR [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	160	155
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	8	8
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	7,725	7,245
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets and liabilities	$ 2,347	$ 1,275